Acquisitions and Divestitures - Acquisition Related Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Acquisition related costs	$ 6,668	$ 8,313	$ 4,538
General and administrative expense [Member]
Business Acquisition [Line Items]
Acquisition related costs	$ 6,668	$ 8,313	$ 4,538